Intangible Assets and Intellectual Property - Additional Information (Detail) - USD ($)			1 Months Ended				12 Months Ended
	Apr. 01, 2014	Feb. 13, 2012	Jul. 31, 2015	Feb. 28, 2014	Jan. 31, 2014	Oct. 31, 2013	Dec. 31, 2008
Finite-Lived Intangible Assets [Line Items]
Services agreement monthly payment	$ 50,000	$ 70,833
University Of Minnesota
Finite-Lived Intangible Assets [Line Items]
Written notice period for termination of license agreement if breach is not cured				60 days
Prior written notice period for termination of license agreement by the company for any reason				90 days
Onapristone License Agreement
Finite-Lived Intangible Assets [Line Items]
Written notice period for termination of license agreement if breach is not cured		90 days
Onapristone License Agreement | Invivis Pharmaceuticals, Inc
Finite-Lived Intangible Assets [Line Items]
Cash paid under license agreement		$ 500,000			$ 100,000	$ 150,000
Aggregate potential milestone payments		$ 15,100,000
License agreement termination date		Feb. 13, 2032
Prior written notice period for termination of license agreement by the company for any reason		90 days
Onapristone License Agreement | Invivis Pharmaceuticals, Inc | Next Milestone Payment
Finite-Lived Intangible Assets [Line Items]
Cash paid under license agreement			$ 350,000
AR-12 and AR-42 License Agreements | Ohio State University Research Foundation
Finite-Lived Intangible Assets [Line Items]
Cash paid under license agreement							$ 450,000
Written notice period for termination of license agreement if breach is not cured							90 days
Prior written notice period for termination of license agreement by the company for any reason							90 days
License agreement expiration date							20 years
AR-12 License Agreement | Ohio State University Research Foundation
Finite-Lived Intangible Assets [Line Items]
Aggregate potential milestone payments							$ 6,100,000
Potential milestone payments, due after market approval							5,000,000
AR-42 License Agreement | Ohio State University Research Foundation
Finite-Lived Intangible Assets [Line Items]
Aggregate potential milestone payments							5,100,000
Potential milestone payments, due after market approval							$ 4,000,000